CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 6,439	[1]	$ 8,749	[1]
Accounts and notes receivable, net of allowance	3,240	[1]	9,418	[1]
Unbilled revenue	580	[1]	169	[1]
Amounts due from related companies	123	[1]	118	[1]
Inventories	628	[1]	230	[1]
Other receivables and prepayments	1,772	[1]	1,057	[1]
Current portion of long-term other receivables	1,393	[1]
Current portion of net investment in sales-type leases	1,210	[1]	724	[1]
Total Current Assets	15,385		20,465
Non-current assets
Property and equipment, net	13,541	[1]	13,482	[1]
Intangible assets	633	[1]	629	[1]
Long-term other receivables	0	[1]	1,247	[1]
Net investment in sales-type leases, less current portion	333	[1]	696	[1]
Total Assets	29,892		36,519
Current liabilities
Accounts payable	775	[1]	942	[1]
Advances from customers	1,528	[1]	368	[1]
Other payables and accruals	167	[1]	155	[1]
Taxes payable	1,673	[1]	1,542	[1]
Amounts due to shareholder	2	[1]	2	[1]
Dividend payable	817	[1]	788	[1]
Total Current Liabilities	4,962		3,797
Commitments and contingencies
Shareholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of September 30, 2012 and 2011, respectively)	14		14
Additional paid in capital	22,233	[1]	22,231	[1]
Appropriated retained earnings	1,615	[1]	1,615	[1]
Unappropriated retained (loss) earnings	(2,515)	[1]	6,473	[1]
Accumulated other comprehensive income	3,583	[1]	2,389	[1]
Total Shareholders' Equity	24,930		32,722
Total Liabilities and Shareholders' Equity	$ 29,892		$ 36,519

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).